Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - Excluding all managment adjustments [member] - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Total	€ 6,022	€ 5,368
Expected credit losses collectively assessed [member]
Disclosure Of Financial Assets [Line Items]
Total	3,337	2,408
Expected Credit Losses Individually Assessed [Member]
Disclosure Of Financial Assets [Line Items]
Total	2,193	2,342
Expected Credilt Loss From Management Adjustments [Member]
Disclosure Of Financial Assets [Line Items]
Total	€ 492	€ 618